Deferred royalty obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2021
Deferred Royalty Obligation [Abstract]
Royalty Purchase Agreement				$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross			$ 225,000,000
Royalty Purchase Additional Proceeds Eligibility		$ 75,000,000
Royalty Purchase Agreement, Effective Interest Rate	10.00%
Deferred Royalty Obligation	$ 223,009,000	222,277,000	$ 225,477,000
Royalty Obligation, Interest	5,746,000	23,200,000
Royalty Obligation, Payments	4,885,000	10,998,000
Royalty Obligation, Financial Expense Cumulative Catch-Up Adjustment	$ 129,000	$ 15,402,000